Share-based payments reserve (Details 2)	12 Months Ended
Aug. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.41 [1]
Number of options outstanding	4,986,000
Number of options exercisable	4,986,000
Remaining contractual life	1 year 10 months 24 days
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Jan. 02, 2027
Remaining contractual life	2 years 3 months 18 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	2,259,000
Number of options exercisable	2,259,000
Expiry date	Oct. 11, 2026
Remaining contractual life	2 years 1 month 6 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	95,000
Number of options exercisable	95,000
Expiry date	Oct. 06, 2024
Remaining contractual life	1 month 6 days
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	2,065,000
Number of options exercisable	2,065,000
Expiry date	Sep. 29, 2026
Remaining contractual life	2 years 1 month 6 days
Range 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	467,000
Number of options exercisable	467,000
Expiry date	Oct. 06, 2024
Remaining contractual life	1 month 6 days

[1]	Total represents weighted average.